Basis of Preparation (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
General and operating expenses	₪ 3,405	[1]	₪ 3,911	₪ 4,024
Depreciation and amortization	2,387	[1]	2,117	2,161
Impairment losses	2,294	[1],[2]	129
Operating loss	(1,965)	[1]	1,604	1,861
Financing expenses net	664	[1]	652	1,108
Loss after financing expenses	1,965	[1]	1,027	886
Loss before income tax	(1,968)	[1]	1,022	881
Income tax	(59)	[1]	347	442
Loss for the period	(1,909)	[1]	675	439
Loss attributable to shareholders of the company	(717)	[1]	(15)	(202)
Loss attribute to non-controlling interests	(1,192)	[1]	₪ 690	₪ 641
Initial application of IFRS 16, Leases [Member] | In accordance with the previous policy [Member]
Statement Line Items [Line Items]
General and operating expenses	3,817
Depreciation and amortization	1,988
Impairment losses	2,291
Operating loss	(1,405)
Financing expenses net	544
Loss after financing expenses	(1,949)
Loss before income tax	(1,952)
Income tax	(56)
Loss for the period	(1,896)
Loss attributable to shareholders of the company	(714)
Loss attribute to non-controlling interests	(1,182)
Initial application of IFRS 16, Leases [Member] | Change [Member]
Statement Line Items [Line Items]
General and operating expenses	(412)
Depreciation and amortization	399
Impairment losses	3
Operating loss	10
Financing expenses net	26
Loss after financing expenses	(16)
Loss before income tax	(16)
Income tax	(3)
Loss for the period	(13)
Loss attributable to shareholders of the company	(3)
Loss attribute to non-controlling interests	₪ (10)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.